OTHER RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statement Line Items [Line Items]
Withholding social insurance | ¥		¥ 6	¥ 6
Input value-added tax | ¥		5
Staff advances | ¥		13	13
Deposit | ¥		27	20
Total other receivables | ¥		¥ 51	¥ 39
USD [Member]
Statement Line Items [Line Items]
Withholding social insurance | $	$ 1
Input value-added tax | $	1
Staff advances | $	2
Deposit | $	4
Total other receivables | $	$ 8